Dividends (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 CAD ($) $ / shares
Dividends [Line Items]
Dividend declared for common share holders | $	$ 277,835		$ 235,440
Cash dividend declared per common share (USD per share) | $ / shares	$ 0.5512		$ 0.5011
Series A Preferred Stock
Dividends [Line Items]
Dividends declared for preferred share holders | $		$ 6,194		$ 5,400
Dividend declared per preferred share (CAD per share) | $ / shares		$ 1.2905		$ 1.1250
Series D Preferred Stock
Dividends [Line Items]
Dividends declared for preferred share holders | $		$ 5,068		$ 5,000
Dividend declared per preferred share (CAD per share) | $ / shares		$ 1.2671		$ 1.2500